CONSOLIDATED STATEMENTS OF COMMON STOCK EQUITY - USD ($) $ in Thousands		Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Premium on Common Stock	Accumulated Other Comprehensive (Loss) Income	Accumulated Other Comprehensive (Loss) Income Cumulative Effect, Period of Adoption, Adjustment	Treasury Stock And Other	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment
Beginning Balance (in shares) at Sep. 30, 2017				86,556,000
Beginning Balance at Sep. 30, 2017		$ 1,114,752		$ 222,258	$ 219,696	$ (3,256)		$ (70,039)	$ 746,093
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		231,013							231,013
Other comprehensive income (loss)		(6,078)				(6,078)
Common stock issued:
Incentive compensation plan (in shares)				561,000
Incentive compensation plan		16,572		$ 1,403	15,169
Dividend reinvestment plan (in shares)	[1]			413,000
Dividend reinvestment plan	[1]	17,094			755			16,339
Waiver discount (in shares)				1,014,000
Waiver discount		41,677		$ 2,535	39,142
Cash dividend declared ($0.3125 per share in 2020, $1.19 per share in 2019, and $1.11 per share in 2018)		(97,579)							(97,579)
Treasury stock and other (in shares)				(251,000)
Treasury stock and other		(22,787)			(14)			(22,773)
Reclassifications of certain income tax effects to retained earnings						(3,276)			3,276
Ending Balance (in shares) at Sep. 30, 2018				88,293,000
Ending Balance at Sep. 30, 2018		1,294,664		$ 226,196	274,748	(12,610)		(76,473)	882,803
Ending Balance (Accounting Standards Update 2016-01) at Sep. 30, 2018	[2]						$ (3,446)			$ 3,446
Ending Balance (Accounting Standards Update 2017-05) at Sep. 30, 2018	[2]		$ 4,970							4,970
Ending Balance (Accounting Standards Update 2014-09) at Sep. 30, 2018	[2]		$ (2,736)							$ (2,736)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		123,935							123,935
Other comprehensive income (loss)		(15,731)				(15,731)
Common stock issued:
Incentive compensation plan (in shares)				182,000
Incentive compensation plan		3,787		$ 453	3,334
Dividend reinvestment plan (in shares)	[1]			351,000
Dividend reinvestment plan	[1]	16,663			2,718			13,945
Waiver discount (in shares)				1,181,000
Waiver discount		57,391			10,531			46,860
Cash dividend declared ($0.3125 per share in 2020, $1.19 per share in 2019, and $1.11 per share in 2018)		(106,342)							(106,342)
Treasury stock and other (in shares)				(8,000)
Treasury stock and other		$ 5,232						5,232
Ending Balance (in shares) at Sep. 30, 2019		89,998,788		89,999,000
Ending Balance at Sep. 30, 2019		$ 1,381,833		$ 226,649	291,331	(31,787)		(10,436)	906,076
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		163,007							163,007
Other comprehensive income (loss)		(12,528)				(12,528)
Common stock issued:
Common stock offering (in shares)				5,333,000
Common stock offering		212,900		$ 13,333	199,567
Incentive compensation plan (in shares)				105,000
Incentive compensation plan		3,772		$ 261	3,511
Dividend reinvestment plan (in shares)	[1]			520,000
Dividend reinvestment plan	[1]	18,157			2,833			15,324
Cash dividend declared ($0.3125 per share in 2020, $1.19 per share in 2019, and $1.11 per share in 2018)		(121,582)							(121,582)
Treasury stock and other (in shares)				(8,000)
Treasury stock and other		$ (1,663)			(5,260)			3,597
Ending Balance (in shares) at Sep. 30, 2020		95,949,183		95,949,000
Ending Balance at Sep. 30, 2020		$ 1,643,896		$ 240,243	$ 491,982	$ (44,315)		$ 8,485	$ 947,501

[1]	Shares sold through the DRP are issued from treasury stock at average cost, which may differ from the actual market price paid.
[2]	See Note 2. Summary of Significant Accounting Policies - Recently Adopted Updates to the Accounting Standards Codification section for more details.